Insurance Contracts - Summary of Insurance Risk Management (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
KB Insurance Co., Ltd. | Non-life insurance
Disclosure Of Nature And Extent Of Risks Arising From Insurance Contracts [Line Items]
Purposes, policies and procedures to manage risk arising from insurance contracts	The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up measures such as adjustments of premium rate,	The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up measures such as adjustments of premium rate,
KB Life Insurance Co., Ltd. | Life insurance
Disclosure Of Nature And Extent Of Risks Arising From Insurance Contracts [Line Items]
Concentration of insurance risk and reinsurance policy	The Group is using reinsurance to mitigate the concentration of insurance risk and increase capital management efficiency using advanced techniques. The reinsurance guidelines are operated separately into individual contracts and group contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, the Group selects the reinsurer through bidding, and decides whether to reinsure or not through agreements with the relevant departments, and final approval by executive of department in charge. (b) The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance, and the loss ratio through consultation with the relevant departments.	The Group is using reinsurance to mitigate the concentration of insurance risk and increase capital management efficiency using advanced techniques. The reinsurance guidelines are operated separately into individual contracts and group contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, the Group selects the reinsurer through bidding, and decides whether to reinsure or not through agreements with the relevant departments, and final approval by executive of department in charge. (b) The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance, and the loss ratio through consultation with the relevant departments.